Basis of Presentation (Details)	Jun. 25, 2021 USD ($) $ / shares shares
Ikonics [Member] | TeraWulf [Member]
Business Acquisition, Termination Fee	$ 10,000,000.0
TeraWulf [Member]
Business Acquisition, Share Price (in dollars per share) | $ / shares	$ 5.00
Business Acquisition, Contingent Value Right Received, Per Share (in shares) | shares	1
Business Acquisition, Shares Received, Per Share (in shares) | shares	1
Business Acquisition, Net Proceeds Received Rights, Percent	95.00%
Business Acquisition, Combined Pro Forma Equity Ownership, Percent	2.00%
Business Acquisition, Termination Fee	$ 1,200,000
TeraWulf [Member] | Selling, General and Administrative Expenses [Member]
Business Combination, Acquisition Related Costs	$ 703,000